Fair Value Measurements: Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2014 Scenario, Previously Reported	Mar. 31, 2014 Scenario, Previously Reported	Jun. 30, 2014 Convertible Notes	Mar. 31, 2014 Convertible Notes	Mar. 31, 2014 Convertible Notes	Mar. 31, 2013 Convertible Notes	Mar. 31, 2012 Convertible Notes	Jun. 30, 2014 Convertible Notes Scenario, Previously Reported	Mar. 31, 2014 Convertible Notes Scenario, Previously Reported	Jun. 30, 2014 Derivative Liability	Mar. 31, 2014 Derivative Liability	Mar. 31, 2013 Derivative Liability	Mar. 31, 2012 Derivative Liability	Jun. 30, 2014 Derivative Liability Scenario, Previously Reported	Mar. 31, 2014 Derivative Liability Scenario, Previously Reported
Fair Value of Instruments			$ 933,748	$ 487,832	$ 308,255				$ 933,748	$ 933,748	$ 227,521	$ 308,255				$ 0	$ 260,311	$ 334,497
Realized and unrealized gains (losses); Included in other income (expense)			(143,720)	(199,276)			143,720			(65,235)	(101,701)			65,235		(78,385)	(97,575)			78,385
Purchases, issuances, and settlements			30,488	(44,356)			30,588			14,743	20,967			14,843		15,745	23,389			15,745
Loss on debt extinguishment	$ (559,048)	$ (559,048)	$ (559,048)			$ 559,048		$ (756,719)	$ 559,048				$ 756,719		$ 197,671				$ (197,671)